3. Securities - Aamortized cost and estimated fair value of held-to-maturity securities (Details 3) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Amortized Cost
Held-to-maturity Securities
Due within one year	$ 26,531
Due after one year but within five years	26,464
Total	52,995
Mortgage-backed securities	14,737
Total	67,732
Fair Value
Held-to-maturity Securities
Due within one year	26,531
Due after one year but within five years	26,464
Total	52,995
Mortgage-backed securities	15,503
Total	$ 68,498